Share based awards - Schedule of RSU and PSU Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	16,474
Granted (in shares) | shares	0
Shares vested (in shares) | shares	0
Cash settled (in shares) | shares	0
Forfeited (in shares) | shares	(6,177)
Outstanding at end of period (in shares) | shares	10,297
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 185.18
Granted (in USD per share) | $ / shares	0
Shares vested (in USD per share) | $ / shares	0
Cash settled (in USD per share) | $ / shares	0
Forfeited (in USD per share) | $ / shares	185.18
Outstanding at end of period (in USD per share) | $ / shares	$ 185.18
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	1,476,169
Granted (in shares) | shares	0
Shares vested (in shares) | shares	(564,191)
Cash settled (in shares) | shares	(18,470)
Forfeited (in shares) | shares	(64,869)
Outstanding at end of period (in shares) | shares	828,639
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 162.53
Granted (in USD per share) | $ / shares	0
Shares vested (in USD per share) | $ / shares	132.81
Cash settled (in USD per share) | $ / shares	127.17
Forfeited (in USD per share) | $ / shares	180.69
Outstanding at end of period (in USD per share) | $ / shares	$ 182.14